Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent events

Note 32. Subsequent events

(a)	On February 3, 2025, the Company entered into a sales agreement for a period of twelve (12) months from such date (the “Sales Agreement”) with investment bank (the “Sales Agent”) for sales deemed to be “at the market offerings” as defined in Rule 415 promulgated under the Securities Act of 1933, as amended, or the Securities Act. Under the Sales Agreement the Sales Agent may offer and sell ADS from time to time up to an aggregate offering price of up to $10,000,000. Each ADS represents two hundred seventy-five (275) ordinary shares, no par value, of the company. The Sale Agent will be entitled to compensation at a commission rate of 3.0% of the gross sales price per share sold pursuant to the terms of the Sales Agreement, in addition to reimbursement of certain costs. The Sales Agreement was filed with the SEC on February 3, 2025, and became immediately effective.

(b)	On February 15, 2025, the Company’s board of directors approved the grant of 72,250,000 unlisted options and 35,750,000 restricted share units (“RSUs”) to employees and consultants of the Company. The options have an exercise price of $0.005 and expire on February 14, 2030. 34,000,000 options are vested over 3 years, and 38,250,000 options are vested over 4 years. The RSUs don’t carry an exercise price nor expiry date.

(c)	On March 24, 2025, the Company appointed Mr. Guy Givoni as an Independent non-executive director. Mr. Givoni brings over 20 years’ experience in the software technology sector, with prior executive roles at Supplant and SecureStack. The Board has assessed Mr. Givoni’s independence in line with the Australian Corporation Act 2001 and ASIC Regulatory Guide 247 and considers him to be an independent director.